STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY - Warrants (Details) - $ / shares		3 Months Ended
	Feb. 24, 2026	Feb. 28, 2026
Number of warrants
Ending balance		23,422,133
Weighted Average Exercise Price
Ending balance		$ 11.55
Remaining life (in Years)
Remaining life (in Years)		4 years 11 months 26 days
PIPE financing warrants
Number of warrants
Warrants issued	2,500,000	2,500,000
Ending balance		2,500,000
Weighted Average Exercise Price
Warrants issued		$ 12
Remaining life (in Years)
Warrants issued		4 years 11 months 26 days
Exercise price of warrants (in dollars per share)	$ 12	$ 12
Reverse recapitalization warrants
Number of warrants
Warrants issued		20,922,133
Ending balance		20,922,133
Weighted Average Exercise Price
Warrants issued		$ 11.5
Remaining life (in Years)
Warrants issued		4 years 11 months 26 days
Exercise price of warrants (in dollars per share)		$ 11.5